Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 04, 2014	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	CVS CAREMARK CORP
Entity Central Index Key	0000064803
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 69,980,197,924
Entity Common Stock, Shares Outstanding		1,182,427,156
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY